NEUBERGER BERMAN EQUITY FUNDS(R)

Supplement to the Prospectuses dated December 17, 2007

NEUBERGER BERMAN LARGE CAP DISCIPLINED GROWTH FUND
NEUBERGER BERMAN SELECT EQUITIES FUND
      CLASS A
      CLASS C
      INSTITUTIONAL CLASS

NEUBERGER BERMAN LARGE CAP DISCIPLINED GROWTH FUND

THE FOLLOWING REPLACES THE SECTION ENTITLED "PORTFOLIO MANAGER" ON PAGE 14 OF THE CLASS A AND CLASS C PROSPECTUS, AND ON PAGE 7 OF THE INSTITUTIONAL CLASS
PROSPECTUS:

DANIEL D. ROSENBLATT is a Vice President of Neuberger Berman Management Inc. and Managing Director of Neuberger Berman, LLC. Mr. Rosenblatt joined the firms in 1990 and has been a Portfolio Manager of the Fund since its inception.

JOHN J. BARKER is a Vice President of Neuberger Berman Management Inc. and Managing Director of Neuberger Berman, LLC. Mr. Barker joined the firms in 1994 and has been a Portfolio Manager of the Fund since its inception.

DANIEL J. FLETCHER, CFA is a Vice President of Neuberger Berman Management Inc. and Senior Vice President of Neuberger Berman, LLC. Mr. Fletcher joined the firms in 2004 and has been a Portfolio Manager of the Fund since its inception. Previously, Mr. Fletcher was an equity research analyst/product manager at Lehman Brothers.

LAWRENCE K. FISHER is a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC. Mr. Fisher has been a Portfolio Manager of the Fund since June 2008, and he joined Neuberger Berman in 1998.

Please see the Statement of Additional Information for additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of Fund shares.

NEUBERGER BERMAN SELECT EQUITIES FUND

THE FOLLOWING REPLACES THE SECTION ENTITLED "PORTFOLIO MANAGER" ON PAGE 21 OF THE CLASS A AND CLASS C PROSPECTUS, AND ON PAGE 14 OF THE INSTITUTIONAL CLASS
PROSPECTUS:

GERALD KAMINSKY is a Vice President of Neuberger Berman Management Inc. and Managing Director of Neuberger Berman, LLC. Mr. Kaminsky joined the firms in 1999 and has been a Portfolio Manager of the Fund since its inception.

MICHAEL KAMINSKY is a Vice President of Neuberger Berman Management Inc. and Managing Director of Neuberger Berman, LLC. Mr. Kaminsky joined the firms in 1996 and has been a Portfolio Manager of the Fund since its inception.

RICHARD WERMAN is a Vice President of Neuberger Berman Management Inc. and Managing Director of Neuberger Berman, LLC. Mr. Werman joined the firms in 2002 and has been a Portfolio Manager of the Fund since its inception.

MINDY SCHWARTZAPFEL is a Vice President of Neuberger Berman Management Inc. and Senior Vice President of Neuberger Berman, LLC. Ms. Schwartzapfel joined the firms in 1998 and has been an Associate Portfolio Manager of the Fund since its inception.

Please see the Statement of Additional Information for additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of Fund shares.

THE DATE OF THIS SUPPLEMENT IS JUNE 16, 2008.

                                     NEUBERGER BERMAN
                                     A LEHMAN BROTHERS COMPANY
                                     NEUBERGER BERMAN MANAGEMENT, INC.
                                     605 Third Avenue  2nd Floor
                                     New York, NY  10158-0180
                                     SHAREHOLDER SERVICES
                                     800.877.9700
                                     INSTITUTIONAL SERVICES
                                     800.366.6264
                                     WWW.NB.COM










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